LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 17, 2020	May 22, 2019	Mar. 31, 2021	Dec. 31, 2020
Operating lease expenses			$ 13,180	$ 58,069
Gold Leaf, LLC
Operating lease expenses		$ 13,429	28,125	148,895
Deposits		$ 6,500
Kona [Member]
Operating lease expenses	$ 676		$ 1,859	$ 5,522